UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388

The Value Line Emerging Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Emily D. Washington

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31,2009

Date of reporting period: June 30, 2008

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/08 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2008

Shares		Value
COMMON STOCKS (91.9%)
	AEROSPACE/DEFENSE (3.3%)
44,000	AAR Corp. *	$595,320
25,000	Alliant Techsystems, Inc. *	2,542,000
130,000	BE Aerospace, Inc. *	3,027,700
68,245	DRS Technologies, Inc.	5,372,246
16,800	Ducommun, Inc. *	385,728
79,200	Esterline Technologies Corp. *	3,901,392
24,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,256,600
70,000	HEICO Corp.	2,277,800
54,025	Moog, Inc. Class A *	2,011,891
177,000	Orbital Sciences Corp. *	4,170,120
24,800	Precision Castparts Corp.	2,389,976
80,700	Teledyne Technologies, Inc. *	3,937,353
	31,868,126
	APPAREL (1.7%)
70,000	Gildan Activewear, Inc. Class A *	1,811,600
166,000	Guess?, Inc.	6,216,700
25,000	Hanesbrands, Inc. *	678,500
79,000	Phillips-Van Heusen Corp.	2,892,980
110,000	Warnaco Group, Inc. (The) *	4,847,700
	16,447,480
	AUTO PARTS (0.9%)
38,000	Autoliv, Inc.	1,771,560
67,000	BorgWarner, Inc.	2,973,460
200,000	LKQ Corp. *	3,614,000
	8,359,020
	BANK (0.4%)
10,000	Bancolombia S.A. ADR	313,900
37,500	Bank of Hawaii Corp.	1,792,500
31,500	SVB Financial Group *	1,515,465
	3,621,865
	BANK - CANADIAN (0.0%)
2,057	Royal Bank of Canada	91,886
	BANK - MIDWEST (0.1%)
4,353	BOK Financial Corp.	232,668
14,324	Commerce Bancshares, Inc.	568,090
7,916	First Financial Bankshares, Inc.	362,632
4,250	IBERIABANK Corp.	188,997
	1,352,387
	BEVERAGE - ALCOHOLIC (0.6%)
76,025	Central European Distribution Corp. *	5,637,254
	BEVERAGE - SOFT DRINK (0.5%)
170,000	Hansen Natural Corp. *	4,899,400
	BIOTECHNOLOGY (1.2%)
31,000	Alnylam Pharmaceuticals, Inc. *	828,630
12,000	Gen-Probe, Inc. *	569,760
87,000	Invitrogen Corp. *	3,415,620
39,200	Techne Corp. *	3,033,688
41,400	United Therapeutics Corp. *	4,046,850
	11,894,548
Shares		Value
	BUILDING MATERIALS (0.7%)
35,000	Ameron International Corp.	$4,199,300
40,000	Dynamic Materials Corp.	1,318,000
16,200	Jacobs Engineering Group, Inc. *	1,307,340
10,700	NCI Building Systems, Inc. *	393,011
	7,217,651
	CANADIAN ENERGY (0.2%)
35,000	Suncor Energy, Inc.	2,034,200
	CHEMICAL - DIVERSIFIED (1.5%)
108,000	Albemarle Corp.	4,310,280
34,000	Cytec Industries, Inc.	1,855,040
46,000	FMC Corp.	3,562,240
95,200	LSB Industries, Inc. *	1,884,960
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	2,796,000
	14,408,520
	CHEMICAL - SPECIALTY (1.5%)
50,700	Airgas, Inc.	2,960,373
51,350	Ceradyne, Inc. *	1,761,305
12,400	Ecolab, Inc.	533,076
101,000	H.B. Fuller Co.	2,266,440
39,000	Lubrizol Corp. (The)	1,806,870
16,000	NewMarket Corp.	1,059,680
8,000	Praxair, Inc.	753,920
58,000	Sigma-Aldrich Corp.	3,123,880
	14,265,544
	COMPUTER & PERIPHERALS (0.9%)
51,000	Logitech International S.A. *	1,366,800
105,200	MICROS Systems, Inc. *	3,207,548
88,000	NCR Corp. *	2,217,600
54,400	Synaptics, Inc. *	2,052,512
	8,844,460
	COMPUTER SOFTWARE & SERVICES (3.3%)
73,200	Advent Software, Inc. *	2,641,056
55,400	Ansoft Corp. *	2,016,560
115,800	ANSYS, Inc. *	5,456,496
103,600	Blackbaud, Inc.	2,217,040
55,200	Cognizant Technology Solutions Corp. Class A *	1,794,552
117,000	Concur Technologies, Inc. *	3,887,910
63,000	DealerTrack Holdings, Inc. *	888,930
33,700	DST Systems, Inc. *	1,855,185
50,700	Equinix, Inc. *	4,523,454
340,000	Lawson Software, Inc. *	2,471,800
22,600	ManTech International Corp. Class A *	1,087,512
118,000	Omniture, Inc. *	2,191,260
26,000	Quality Systems, Inc.	761,280
	31,793,035
	DIVERSIFIED COMPANIES (3.0%)
89,200	Acuity Brands, Inc.	4,288,736
87,700	AMETEK, Inc.	4,141,194
111,000	Barnes Group, Inc.	2,562,990
56,000	Brink's Co. (The)	3,663,520
12,000	Chemed Corp.	439,320

Value Line Emerging Opportunities Fund, Inc.

June 30, 2008

Shares		Value
18,900	EnPro Industries, Inc. *	$705,726
52,800	ESCO Technologies, Inc. *	2,477,376
10,600	GeoEye, Inc. *	187,726
43,500	Matthews International Corp. Class A	1,968,810
89,000	Service Corporation International	877,540
76,700	Taubman Centers, Inc.	3,731,455
43,600	Valmont Industries, Inc.	4,547,044
	29,591,437
	DRUG (2.5%)
59,000	Alexion Pharmaceuticals, Inc. *	4,277,500
37,500	AMAG Pharmaceuticals, Inc. *	1,278,750
49,000	Auxilium Pharmaceuticals, Inc. *	1,647,380
62,000	BioMarin Pharmaceutical, Inc. *	1,796,760
61,589	Celgene Corp. *	3,933,689
31,200	Covance, Inc. *	2,683,824
68,887	Immucor, Inc. *	1,782,796
88,200	PAREXEL International Corp. *	2,320,542
80,000	Perrigo Co.	2,541,600
55,000	Pharmaceutical Product Development, Inc.	2,359,500
	24,622,341
	E-COMMERCE (1.1%)
19,000	Akamai Technologies, Inc. *	661,010
72,000	Ctrip.com International Ltd. ADR	3,296,160
180,000	Informatica Corp. *	2,707,200
60,000	Salesforce.com, Inc. *	4,093,800
	10,758,170
	EDUCATIONAL SERVICES (1.5%)
72,000	Blackboard, Inc. *	2,752,560
34,000	DeVry, Inc.	1,823,080
48,500	ITT Educational Services, Inc. *	4,007,555
28,000	New Oriental Education & Technology Group, Inc. ADR *	1,635,760
19,000	Strayer Education, Inc.	3,972,330
	14,191,285
	ELECTRICAL EQUIPMENT (2.3%)
13,000	Baldor Electric Co.	454,740
30,000	Belden CDT, Inc.	1,016,400
98,000	EnerSys *	3,354,540
104,000	FLIR Systems, Inc. *	4,219,280
71,700	General Cable Corp. *	4,362,945
64,200	Rofin-Sinar Technologies, Inc. *	1,938,840
47,000	Thomas & Betts Corp. *	1,778,950
114,600	Trimble Navigation Ltd. *	4,091,220
32,600	WESCO International, Inc. *	1,305,304
	22,522,219
	ELECTRICAL UTILITY - CENTRAL (0.4%)
77,000	ITC Holdings Corp.	3,935,470
	ELECTRICAL UTILITY - WEST (0.3%)
84,000	MDU Resources Group, Inc.	2,928,240
	ELECTRONICS (0.7%)
78,000	Amphenol Corp. Class A	3,500,640
Shares		Value
118,950	Diodes, Inc. *	$3,287,778
	6,788,418
	ENTERTAINMENT (0.3%)
29,100	Central European Media Enterprises Ltd. Class A *	2,634,423
	ENTERTAINMENT TECHNOLOGY (0.2%)
60,000	Dolby Laboratories, Inc. Class A *	2,418,000
	ENVIRONMENTAL (1.4%)
45,000	Calgon Carbon Corp. *	695,700
60,800	Clean Harbors, Inc. *	4,320,448
29,000	Fuel Tech, Inc. *	510,980
22,500	Republic Services, Inc.	668,250
73,600	Stericycle, Inc. *	3,805,120
128,000	Waste Connections, Inc. *	4,087,040
	14,087,538
	FINANCIAL SERVICES - DIVERSIFIED (1.4%)
23,400	Affiliated Managers Group, Inc. *	2,107,404
11,400	BlackRock, Inc. Class A	2,017,800
11,000	Cash America International, Inc.	341,000
3,000	Credicorp Ltd.	246,360
24,000	Eaton Vance Corp.	954,240
79,000	EZCORP, Inc. Class A *	1,007,250
9,135	Fidelity National Information Services, Inc.	337,173
53,250	Financial Federal Corp.	1,169,370
32,800	First Cash Financial Services, Inc. *	491,672
54,000	GFI Group, Inc.	486,540
15,000	Greenhill & Co., Inc.	807,900
56,300	ProAssurance Corp. *	2,708,593
49,000	Wright Express Corp. *	1,215,200
	13,890,502
	FOOD PROCESSING (1.7%)
175,800	Flowers Foods, Inc.	4,982,172
49,500	Herbalife Ltd.	1,918,125
109,000	McCormick & Company, Inc.	3,886,940
52,400	Ralcorp Holdings, Inc. *	2,590,656
163,333	Sadia S.A. ADR	3,485,526
	16,863,419
	FOOD WHOLESALERS (0.2%)
59,000	Green Mountain Coffee Roasters, Inc. *	2,216,630
	FOREIGN TELECOMMUNICATIONS (0.4%)
33,000	Brasil Telecom Participacoes S.A. ADR	2,421,210
33,000	Brasil Telecom S.A. ADR	1,054,350
	3,475,560
	GROCERY (0.4%)
112,000	Ruddick Corp.	3,842,720
	HEALTH CARE INFORMATION SYSTEMS (0.3%)
6,000	Cerner Corp. *	271,080
78,000	Omnicell, Inc. *	1,028,040

2

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
62,000	TriZetto Group, Inc. (The) *	$1,325,560
	2,624,680
	HOME APPLIANCES (0.2%)
66,700	Toro Co. (The)	2,219,109
	HOME BUILDING (0.0%)
3,000	Desarrolladora Homex S.A. de C.V. ADR *	175,740
	HOTEL/GAMING (1.1%)
55,000	Bally Technologies, Inc. *	1,859,000
37,000	Orient-Express Hotels Ltd. Class A	1,607,280
48,000	Penn National Gaming, Inc. *	1,543,200
53,000	Vail Resorts, Inc. *	2,269,990
118,000	WMS Industries, Inc. *	3,512,860
	10,792,330
	HOUSEHOLD PRODUCTS (1.0%)
71,000	Church & Dwight Company, Inc.	4,000,850
24,000	Energizer Holdings, Inc. *	1,754,160
124,000	Tupperware Brands Corp.	4,243,280
	9,998,290
	HUMAN RESOURCES (0.5%)
24,700	Heidrick & Struggles International, Inc.	682,708
85,300	Watson Wyatt Worldwide, Inc. Class A	4,511,517
	5,194,225
	INDUSTRIAL SERVICES (3.3%)
38,100	Aaron Rents, Inc. Class B	850,773
19,600	C.H. Robinson Worldwide, Inc.	1,074,864
141,900	Corrections Corp. of America *	3,897,993
102,000	EMCOR Group, Inc. *	2,910,060
83,000	FTI Consulting, Inc. *	5,682,180
126,900	Geo Group, Inc. (The) *	2,855,250
6,300	Huron Consulting Group, Inc. *	285,642
10,800	Michael Baker Corp. *	236,304
166,920	Quanta Services, Inc. *	5,553,428
111,600	Ritchie Bros. Auctioneers, Inc.	3,027,708
41,000	Stanley, Inc. *	1,374,320
114,865	URS Corp. *	4,820,884
	32,569,406
	INFORMATION SERVICES (1.8%)
37,000	Alliance Data Systems Corp. *	2,092,350
67,400	Arbitron, Inc.	3,201,500
41,000	Equifax, Inc.	1,378,420
56,050	FactSet Research Systems, Inc.	3,158,978
25,000	Gartner, Inc. *	518,000
48,700	IHS, Inc. Class A *	3,389,520
27,000	Interactive Data Corp.	678,510
182,000	Nuance Communications, Inc. *	2,851,940
	17,269,218
	INSURANCE - LIFE (0.2%)
42,000	Delphi Financial Group, Inc. Class A	971,880
Shares		Value
22,400	Reinsurance Group of America, Inc.	$974,848
	1,946,728
	INSURANCE - PROPERTY & CASUALTY (1.4%)
63,500	American Financial Group, Inc.	1,698,625
45,300	Arch Capital Group Ltd. *	3,004,296
7,182	Argo Group International Holdings, Ltd. *	241,028
4,100	Markel Corp. *	1,504,700
27,000	Odyssey Re Holdings Corp.	958,500
53,100	Philadelphia Consolidated Holding Co. *	1,803,807
63,200	RLI Corp.	3,126,504
16,000	Tower Group, Inc.	339,040
34,100	Zenith National Insurance Corp.	1,198,956
	13,875,456
	INTERNET (0.7%)
145,000	Atheros Communications *	4,350,000
104,000	CyberSource Corp. *	1,739,920
27,000	GigaMedia Ltd. *	322,110
	6,412,030
	MACHINERY (8.9%)
39,000	Actuant Corp. Class A	1,222,650
75,750	Applied Industrial Technologies, Inc.	1,830,877
60,000	Bucyrus International, Inc. Class A	4,381,200
18,800	Cascade Corp.	795,616
76,800	CIRCOR International, Inc.	3,762,432
67,000	Cogo Group, Inc. *	610,370
16,000	Columbus McKinnon Corp. *	385,280
88,400	Curtiss-Wright Corp.	3,955,016
62,800	Donaldson Company, Inc.	2,803,392
28,000	Flowserve Corp.	3,827,600
78,000	Foster Wheeler Ltd. *	5,705,700
106,400	Gardner Denver, Inc. *	6,043,520
44,850	Graco, Inc.	1,707,440
59,400	IDEX Corp.	2,188,296
69,500	Kaydon Corp.	3,572,995
7,000	L.B. Foster Co. Class A *	232,400
101,600	Lennox International, Inc.	2,942,336
44,400	Lincoln Electric Holdings, Inc.	3,494,280
62,100	Lindsay Corp.	5,276,637
184,000	Manitowoc Company, Inc. (The)	5,985,520
50,000	Middleby Corp. (The) *	2,195,500
45,900	MSC Industrial Direct Co., Inc. Class A	2,024,649
28,000	Nordson Corp.	2,040,920
58,000	Regal-Beloit Corp.	2,450,500
106,000	Robbins & Myers, Inc.	5,286,220
43,200	Roper Industries, Inc.	2,846,016
47,000	Snap-on, Inc.	2,444,470
66,600	Tennant Co.	2,002,662
20,000	Terex Corp. *	1,027,400
85,000	Wabtec Corp.	4,132,700
	87,174,594

Value Line Emerging Opportunities Fund, Inc.

June 30, 2008

Shares		Value
	MARITIME (0.7%)
102,400	Kirby Corp. *	$4,915,200
91,500	Zoltek Companies, Inc. *	2,218,875
	7,134,075
	MEDICAL SERVICES (2.0%)
82,333	Amedisys, Inc. *	4,151,230
27,100	Healthways, Inc. *	802,160
100,400	inVentiv Health, Inc. *	2,790,116
21,000	Kendle International, Inc. *	762,930
53,000	Pediatrix Medical Group, Inc. *	2,609,190
100,000	PSS World Medical, Inc. *	1,630,000
104,100	Psychiatric Solutions, Inc. *	3,939,144
78,000	Sun Healthcare Group, Inc. *	1,044,420
10,600	Sunrise Senior Living, Inc. *	238,288
47,400	VCA Antech, Inc. *	1,316,772
13,000	WellPoint, Inc. *	619,580
	19,903,830
	MEDICAL SUPPLIES (6.5%)
9,000	Abaxis, Inc. *	217,170
63,300	ArthroCare Corp. *	2,583,273
12,600	Bard (C.R.), Inc.	1,108,170
40,000	Bio-Rad Laboratories, Inc. Class A *	3,235,600
10,000	Cepheid, Inc. *	281,200
64,000	Charles River Laboratories International, Inc. *	4,090,880
67,000	DENTSPLY International, Inc.	2,465,600
52,000	Edwards Lifesciences Corp. *	3,226,080
68,500	Haemonetics Corp. *	3,799,010
34,000	Henry Schein, Inc. *	1,753,380
159,200	Hologic, Inc. *	3,470,560
46,800	IDEXX Laboratories, Inc. *	2,281,032
83,000	Illumina, Inc. *	7,230,130
33,100	Integra LifeSciences Holdings *	1,472,288
31,400	Intuitive Surgical, Inc. *	8,459,160
40,300	Inverness Medical Innovations, Inc. *	1,336,751
120,800	Meridian Bioscience, Inc.	3,251,936
106,900	NuVasive, Inc. *	4,774,154
95,000	Owens & Minor, Inc.	4,340,550
71,000	West Pharmaceutical Services, Inc.	3,072,880
12,700	Zoll Medical Corp. *	427,609
	62,877,413
	METALS & MINING DIVERSIFIED (0.4%)
31,000	Allegheny Technologies, Inc.	1,837,680
71,000	AMCOL International Corp.	2,020,660
	3,858,340
	METALS FABRICATING (0.7%)
43,000	Chicago Bridge & Iron Co. N.V.	1,712,260
53,000	Harsco Corp.	2,883,730
50,000	Kennametal, Inc.	1,627,500
12,300	Ladish Co., Inc. *	253,257
	6,476,747
Shares		Value
	NATURAL GAS - DISTRIBUTION (1.3%)
37,200	AGL Resources, Inc.	$1,286,376
15,100	ICON PLC ADR *	1,140,352
78,000	Northwest Natural Gas Co.	3,608,280
88,400	South Jersey Industries, Inc.	3,302,624
51,450	Southern Union Co.	1,390,179
54,700	UGI Corp.	1,570,437
	12,298,248
	NATURAL GAS - DIVERSIFIED (1.4%)
46,000	Energen Corp.	3,589,380
95,800	Penn Virginia Corp.	7,225,236
34,720	XTO Energy, Inc.	2,378,667
	13,193,283
	OFFICE EQUIPMENT & SUPPLIES (0.1%)
85,000	Cenveo, Inc. *	830,450
	OILFIELD SERVICES/EQUIPMENT (4.0%)
91,000	Arena Resources, Inc. *	4,806,620
21,000	Atwood Oceanics, Inc. *	2,611,140
103,000	AZZ, Inc. *	4,109,700
77,000	Bristow Group, Inc. *	3,810,730
20,000	Core Laboratories N.V. *	2,847,000
40,000	Exterran Holdings, Inc. *	2,859,600
78,800	FMC Technologies, Inc. *	6,062,084
47,000	Oceaneering International, Inc. *	3,621,350
57,000	Superior Energy Services, Inc. *	3,142,980
2,000	T-3 Energy Services, Inc. *	158,940
111,000	Willbros Group, Inc. *	4,862,910
	38,893,054
	PACKAGING & CONTAINER (1.5%)
95,200	AptarGroup, Inc.	3,993,640
96,000	CLARCOR, Inc.	3,369,600
61,600	Greif, Inc. Class A	3,944,248
12,300	Jarden Corp. *	224,352
56,200	Silgan Holdings, Inc.	2,851,588
	14,383,428
	PAPER & FOREST PRODUCTS (1.0%)
38,000	Aracruz Celulose S.A. ADR	2,788,820
86,000	Koppers Holdings, Inc.	3,600,820
114,000	Votorantim Celulose e Papel S.A. ADR	3,044,940
	9,434,580
	PETROLEUM - INTEGRATED (0.8%)
138,800	Denbury Resources, Inc. *	5,066,200
92,800	Frontier Oil Corp.	2,218,848
20,000	Holly Corp.	738,400
	8,023,448
	PETROLEUM - PRODUCING (1.3%)
30,750	Atlas America, Inc.	1,385,288
46,000	Forest Oil Corp. *	3,427,000

4

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
66,000	Quicksilver Resources, Inc. *	$2,550,240
80,700	Range Resources Corp.	5,289,078
	12,651,606
	PHARMACY SERVICES (0.5%)
54,700	HealthExtras, Inc. *	1,648,658
65,800	Longs Drug Stores Corp.	2,770,838
	4,419,496
	POWER (0.2%)
83,000	Covanta Holding Corp. *	2,215,270
	PRECISION INSTRUMENT (1.7%)
30,700	Badger Meter, Inc.	1,551,271
20,400	Dionex Corp. *	1,353,948
34,000	Mettler Toledo International, Inc. *	3,225,240
24,600	Thermo Fisher Scientific, Inc. *	1,370,958
47,000	Triumph Group, Inc.	2,213,700
66,400	Varian, Inc. *	3,390,384
104,600	Woodward Governor Co.	3,730,036
	16,835,537
	PUBLISHING (0.1%)
13,000	Consolidated Graphics, Inc. *	640,510
13,000	John Wiley & Sons, Inc. Class A	585,390
	1,225,900
	R.E.I.T. (0.3%)
73,700	LaSalle Hotel Properties	1,852,081
12,500	ProLogis	679,375
12,000	PS Business Parks, Inc.	619,200
	3,150,656
	RAILROAD (0.8%)
90,700	Genesee & Wyoming, Inc. Class A *	3,085,614
98,000	Kansas City Southern *	4,311,020
	7,396,634
	RECREATION (0.5%)
30,000	Life Time Fitness, Inc. *	886,500
110,000	Marvel Entertainment, Inc. *	3,535,400
	4,421,900
	RESTAURANT (0.5%)
32,200	Chipotle Mexican Grill, Inc. Class A *	2,660,364
42,000	Jack in the Box, Inc. *	941,220
76,687	Sonic Corp. *	1,134,968
	4,736,552
	RETAIL - AUTOMOTIVE (0.4%)
62,000	Copart, Inc. *	2,654,840
45,400	O'Reilly Automotive, Inc. *	1,014,690
	3,669,530
Shares		Value
	RETAIL - SPECIAL LINES (3.0%)
133,000	Aeropostale, Inc. *	$4,166,890
87,000	Buckle, Inc. (The)	3,978,510
36,000	Coach, Inc. *	1,039,680
110,800	Dick's Sporting Goods, Inc. *	1,965,592
47,000	Fossil, Inc. *	1,366,290
150,000	GameStop Corp. Class A *	6,060,000
86,000	Gymboree Corp. (The) *	3,446,020
9,962	Hibbett Sports, Inc. *	210,198
118,000	Interface, Inc. Class A	1,478,540
48,000	J. Crew Group, Inc. *	1,584,480
62,700	Men's Wearhouse, Inc. (The)	1,021,383
93,600	Urban Outfitters, Inc. *	2,919,384
	29,236,967
	RETAIL BUILDING SUPPLY (0.0%)
9,400	Fastenal Co.	405,704
	SECURITIES BROKERAGE (0.4%)
44,400	Investment Technology Group, Inc. *	1,485,624
33,000	Raymond James Financial, Inc.	870,870
51,000	Stifel Financial Corp. *	1,753,890
	4,110,384
	SEMICONDUCTOR (0.1%)
68,000	ANADIGICS, Inc. *	669,800
	SEMICONDUCTOR - EQUIPMENT (0.0%)
10,000	Varian Semiconductor Equipment Associates, Inc. *	348,200
	SHOE (1.2%)
28,500	Brown Shoe Company, Inc.	386,175
46,700	Deckers Outdoor Corp. *	6,500,640
170,000	Iconix Brand Group, Inc. *	2,053,600
101,750	Wolverine World Wide, Inc.	2,713,673
	11,654,088
	STEEL - GENERAL (0.8%)
29,000	Ampco-Pittsburgh Corp.	1,289,920
48,800	Cleveland-Cliffs, Inc.	5,816,472
10,000	Haynes International, Inc. *	575,500
	7,681,892
	TELECOMMUNICATION SERVICES (1.1%)
93,000	Alaska Communications Systems Group, Inc.	1,110,420
60,417	American Tower Corp. Class A *	2,552,618
55,008	Crown Castle International Corp. *	2,130,460
155,000	PAETEC Holding Corp. *	984,250
26,000	Premiere Global Services, Inc. *	379,080
50,000	Syniverse Holdings, Inc. *	810,000
161,000	TW Telecom, Inc. *	2,580,830
	10,547,658

Value Line Emerging Opportunities Fund, Inc.

June 30, 2008

Shares		Value
	TELECOMMUNICATIONS EQUIPMENT (1.6%)
64,100	Anixter International, Inc. *	$3,813,309
83,000	CommScope, Inc. *	4,379,910
83,200	Comtech Telecommunications Corp. *	4,076,800
81,200	Nice Systems Ltd. ADR *	2,401,084
13,800	Superior Essex, Inc. *	615,894
		15,286,997
	THRIFT (0.1%)
47,448	Hudson City Bancorp, Inc.	791,433
	TIRE & RUBBER (0.2%)
53,600	Carlisle Companies, Inc.	1,554,400
	TOILETRIES & COSMETICS (0.3%)
50,500	Chattem, Inc. *	3,285,025
	TRUCKING (1.2%)
27,000	AMERCO *	1,287,360
126,400	HUB Group, Inc. Class A *	4,314,032
119,000	Hunt (J.B.) Transport Services, Inc.	3,960,320
44,400	Landstar System, Inc.	2,451,768
		12,013,480
	WATER UTILITY (0.4%)
9,300	American States Water Co.	324,942
63,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,223,080
11,600	Sun Hydraulics Corp.	374,332
		3,922,354
	WIRELESS NETWORKING (0.8%)
42,700	Itron, Inc. *	4,199,545
110,000	SBA Communications Corp. Class A *	3,961,100
		8,160,645
	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (91.9%) (Cost $715,490,720)	895,452,558
Principal Amount		Value
REPURCHASE AGREEMENTS (1) (9.7%)
$48,700,000	With Morgan Stanley, 1.50%, dated 6/30/08, due 7/1/08, delivery value $48,702,029 (collateralized by $47,705,000 U.S. Treasury Notes 4.125%, due 5/15/15, with a value of $49,590,838)	48,700,000
Principal Amount		Value
$46,000,000	With State Street Bank & Trust, 1.05%, dated 6/30/08, due 7/1/08, delivery value $46,001,342 (collateralized by $47,375,000 U.S. Treasury Bills 2.10%, due 12/11/08, with a value of $46,926,096)	$46,000,000
	TOTAL REPURCHASE AGREEMENTS (Cost $94,700,000)	94,700,000
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.6%)		(15,451,530)
NET ASSETS (100%)		$974,701,028
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($974,701,028 ÷ 31,144,338 shares outstanding)		$31.30
*	Non-income producing.
(1)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt.

Total Cost	Appreciation	Depreciation	Total Net Unrealized Appreciation

-------------------------------------------------------------------------------------------------------------

$810,190,720	$237,605,241	$(57,643,403)	$179,961,838

6

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$895,452,558	-
Level 2 - Other Significant Observable Inputs	94,700,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$990,152,558	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 03/31/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	- *
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 06/30/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 06/30/08	$-	$-

*The realized gain/loss earned during the period ended 06/30/08 for other financial instruments was $-.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 29, 2008